16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Interest-bearing time deposit	$ 17,885	$ 26,871
Investment securities available for sale	281,099	297,890
Total assets	1,040,494	1,034,684
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Liabilities	941,829	950,965
Shareholders' equity	98,665	83,719
Total liabilities and shareholders' equity	1,040,494	1,034,684
Revenues:
Interest and dividend income	38,420	36,696	39,245
Expenses:
Interest	4,287	5,353	7,696
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries	11,325	8,570	7,380
Income tax benefit	1,937	1,879	1,587
Net earnings	9,388	6,691	5,793
Cash flows from operating activities:
Net earnings	9,388	6,691	5,793
Change in:
Other assets	(778)	1,508	(441)
Net cash provided (used by) operating activities	14,441	24,921	19,027
Cash flows from investing activities:
Purchases of investment securities available for sale	(32,851)	(98,129)	(88,304)
Proceeds from maturities of investment securities available for sale	36,148	63,597	63,225
Net cash (used) provided by investing activities	(11,898)	(19,234)	64,797
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock		(734)	(1,023)
Proceeds from exercise of stock options	37	0	539
Net cash (used) provided by financing activities	(10,218)	22,243	(64,217)
Net change in cash and cash equivalents	(7,675)	27,930	19,607
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	6,625	(6,784)	2,536
Accrued redemption of Series A Preferred Stock	0	12,632	0
Parent Company
Assets
Cash	745	12,879	324
Interest-bearing time deposit	1,000	0
Investment in subsidiaries	116,076	102,113
Investment securities available for sale	1,235	1,721
Other assets	245	273
Total assets	119,301	116,986
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Liabilities	17	12,648
Shareholders' equity	98,665	83,719
Total liabilities and shareholders' equity	119,301	116,986
Revenues:
Interest and dividend income	2,718	13,576	113
Total revenues	2,718	13,576	113
Expenses:
Interest	389	398	438
Other operating expenses	527	159	476
Total expenses	916	557	914
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries	1,802	13,019	(801)
Income tax benefit	239	84	166
Income/(Loss) before equity in undistributed earnings of subsidiaries	2,041	13,103	(635)
Equity in undistributed earnings (loss) of subsidiaries	7,347	(6,412)	6,428
Net earnings	9,388	6,691	5,793
Cash flows from operating activities:
Net earnings	9,388	6,691	5,793
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(7,347)	6,412	(6,428)
Change in:
Other assets	28	(73)	0
Accrued income	(5)	0	11
Accrued expense	1	27	41
Other liabilities	(108)	108	0
Net cash provided (used by) operating activities	1,957	13,165	(583)
Cash flows from investing activities:
Proceeds from maturities of investment securities available for sale	500	1	0
Net change in interest-bearing time deposit	(1,000)	800	14,200
Net cash (used) provided by investing activities	(500)	801	14,200
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	0	(734)	(1,023)
Cash dividends paid on common stock	(1,022)	(677)	(1,003)
Preferred stock and warrant repurchase	(12,524)	0	(12,122)
Stock repurchase	(82)	0	0
Proceeds from exercise of stock options	37	0	539
Net cash (used) provided by financing activities	(13,591)	(1,411)	(13,609)
Net change in cash and cash equivalents	(12,134)	12,555	8
Cash at beginning of year	12,879	324	316
Cash at end of year	745	12,879	324
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	8	77	(46)
Accrued redemption of Series A Preferred Stock	$ 0	$ 12,632	$ 0